Commitments, Contigencies and Concentrations of Credit Risk - Additional Information (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies [Line Items]
Letters of Credit Outstanding, Amount	$ 675,000	$ 574,000
Line of Credit Facility, Amount Outstanding	$ 113,372,000	$ 63,583,000